Significant Accounting Policies (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) (Trade Accounts Receivable [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable Aging [Abstract]
Current and 0 - 180 Days Past Due	$ 599,643	$ 655,173
181 Days and Over Past Due	298,643	430,987
Total Gross Accounts Receivables	898,286	1,086,160
Medicare Medicaid and Third Party Payors [Member]
Accounts Receivable Aging [Abstract]
Current and 0 - 180 Days Past Due	195,544	233,807
181 Days and Over Past Due	67,791	163,372
Total Gross Accounts Receivables	263,335	397,179
Facility Payors [Member]
Accounts Receivable Aging [Abstract]
Current and 0 - 180 Days Past Due	328,444	350,886
181 Days and Over Past Due	146,751	167,474
Total Gross Accounts Receivables	475,195	518,360
Private Payors [Member]
Accounts Receivable Aging [Abstract]
Current and 0 - 180 Days Past Due	75,655	70,480
181 Days and Over Past Due	84,101	100,141
Total Gross Accounts Receivables	$ 159,756	$ 170,621